Share-Based Payment (Summary Of Nonvested Stock Units Activity) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Beginning balance - outstanding nonvested units	29
Granted - nonvested units (period)	13
Vested - nonvested units (period)	(14)
Forfeited - nonvested units (period)	(1)
Ending balance - outstanding nonvested units	27
Beginning balance - weighted average exercise price of outstanding nonvested units	$ 25.30
Weighted average exercise price - granted - nonvested units	$ 28.17
Weighted average exercise price - vested - nonvested units	$ 25.30
Weighted average exercise price - forfeited nonvested units	$ 25.93
Ending balance - weighted average exercise price of nonvested units	$ 26.53